Expense Example {- Templeton Emerging Markets Bond Fund} - Templeton Income Trust-25 - Templeton Emerging Markets Bond Fund	May 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 492
3 years	922
5 years	1,377
10 years	2,636
Class C
Expense Example:
1 year	262
3 years	690
5 years	1,245
10 years	2,758
Class R
Expense Example:
1 year	147
3 years	644
5 years	1,169
10 years	2,607
Class R6
Expense Example:
1 year	85
3 years	510
5 years	961
10 years	2,213
Advisor Class
Expense Example:
1 year	96
3 years	491
5 years	912
10 years	$ 2,085